Long-Term Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Summary of Long -Term Financial Liabilities	The movement of the long-term financial liability is illustrated below:

in CHF thousands	Series A shares	Series B shares	Series C shares	Total
Balance as of December 31, 2020	8,179	45,799	-	53,978
Issuance of shares	-	-	56,096	56,096
Transaction costs	-	-	(834)	(834)
Interest	-	2,770	2,226	4,996
FX revaluation	-	-	(734)	(734)
Balance as of December 31, 2021	8,179	48,569	56,754	113,502
Issuance of shares	-	-	2,030	2,030
Transaction costs	-	-	(54)	(54)
Interest	-	2,797	3,546	6,343
FX revaluation	-	-	628	628
Balance as of December 31, 2022	8,179	51,366	62,904	122,449